SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Revenues from construction contracts recognized	$ 8,115	$ 0	$ 0